UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549







                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                        811-05150
                                                --------------------------------

                     Cornerstone Strategic Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        383 Madison Avenue, New York, NY                              10179
--------------------------------------------------------------------------------
    (Address of principal executive offices)                        (Zip code)


                                   Jodi Levine

 Cornerstone Strategic Value Fund, Inc., 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:      (212) 272-3550
                                                   -----------------------------

Date of fiscal year end:       December 31, 2005
                               -------------------

Date of reporting period:       July 1, 2005 through September 30, 2005
                               ------------------------------------------




--------------------------------------------------------------------------------

ITEM 1:        SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------

                                                                    NO. OF
      DESCRIPTION                                                   SHARES         VALUE
--------------------------------------------------------------------------------------------

EQUITY SECURITIES - 99.45%
     CLOSED-END DOMESTIC FUNDS - 2.17%
            Adams Express Co.                                       49,500    $     649,440
            General American Investors Company, Inc. (a)             3,000          104,610
            Tri-Continental Corp.                                   77,000        1,406,020
            Zweig Fund, Inc. (The) (a)                             176,600          939,512
                                                                              -------------
                                                                                  3,099,582
                                                                              -------------

     CONSUMER DISCRETIONARY - 11.34%
            Acco Brands Corporation +                                  235            6,632
            Bed Bath & Beyond Inc. + (a)                             4,200          168,756
            Best Buy Co., Inc. (a)                                   7,125          310,151
            Carnival Corp. (a)                                      11,800          589,764
            Cendant Corp.                                           19,000          392,160
            Circuit City Stores, Inc. (a)                            1,000           17,160
            Clear Channel Communications, Inc.                       8,800          289,432
            Comcast Corp., Class A +                                31,537          926,557
            Costco Wholesale Corp.                                   6,500          280,085
            CVS Corp.                                                5,000          145,050
            Eastman Kodak Co.                                        1,400           34,062
            Federated Department Stores, Inc.                        2,526          168,914
            Ford Motor Company                                      26,300          259,318
            Fortune Brands, Inc. (a)                                 1,000           81,330
            Furniture Brands International, Inc.                    29,200          526,476
            Gannett Co., Inc.                                        2,000          137,660
            Gap, Inc. (The) (a)                                     12,200          212,646
            General Motors Corp. (a)                                 6,500          198,965
            Gildan Activewear Inc., Class A + (a)                   35,700        1,364,811
            Goodyear Tire & Rubber Company (The) +                   4,500           70,155
            Harley-Davidson, Inc. (a)                                4,400          213,136
            Hilton Hotels Corp.                                      3,200           71,424
            Home Depot, Inc. (The)                                  30,600        1,167,084
            J.C. Penney Company, Inc.                                4,500          213,390
            Kohl's Corp. + (a)                                       5,000          250,900
            Lowe's Companies, Inc.                                  11,200          721,280
            Marriott International, Inc., Class A                    2,100          132,300
            Mattel, Inc. (a)                                         5,500           91,740
            McDonald's Corp. (a)                                    17,600          589,424
            Monsanto Co.                                               580           36,395
            News Corporation, Class A                               30,000          467,700
            NIKE, Inc., Class B                                      2,300          187,864
            Omnicom Group Inc.                                       4,100          342,883
            Reebok International Ltd.                                1,500           84,855
            Rockwell Automation, Inc.                                2,500          132,250
            Sears Holdings Corp. +                                     503           62,583



                                      -2-

            Staples, Inc.                                           10,800          230,256
            Starbucks Corp. +                                        5,400          270,540
            Target Corporation                                      11,800          612,774
            Time Warner Inc.                                        64,000        1,159,040
            TJX Companies, Inc. (The)                                7,000          143,360
            United Natural Foods, Inc. +                            34,000        1,202,240
            Viacom Inc., non-voting Class B                         23,900          788,939
            Walt Disney Co. (The)                                   29,200          704,596
            Yum! Brands, Inc.                                        3,000          145,230
                                                                              -------------
                                                                                 16,202,267
                                                                              -------------

     CONSUMER STAPLES - 10.39%
            Altria Group, Inc.                                      29,300        2,159,703
            Anheuser-Busch Companies, Inc.                          16,700          718,768
            Archer Daniels Midland Company                           5,460          134,644
            Campbell Soup Company                                    2,000           59,500
            Coca-Cola Co. (The)                                     32,500        1,403,675
            Coca-Cola Enterprises Inc.                               6,500          126,750
            Colgate-Palmolive Company                               11,100          585,969
            ConAgra Foods, Inc. (a)                                  4,400          108,900
            General Mills, Inc.                                      9,500          457,900
            Gillette Company (The)                                  16,100          937,020
            H.J. Heinz Co.                                           6,600          241,164
            Kimberly-Clark Corporation (a)                           6,900          410,757
            Kroger Co. (The) +                                       4,800           98,832
            Pepsi Bottling Group, Inc. (The)                         4,000          114,200
            PepsiCo, Inc.                                           24,800        1,406,408
            Procter & Gamble Co. (The)                              37,600        2,235,696
            Sara Lee Corp.                                          11,500          217,925
            Sysco Corp.                                              5,800          181,946
            Walgreen Co. (a)                                        14,300          621,335
            Wal-Mart Stores, Inc.                                   59,800        2,620,436
                                                                              -------------
                                                                                 14,841,528
                                                                              -------------

     ENERGY - 10.04%
            Anadarko Petroleum Corp. (a)                             5,900          564,925
            Baker Hughes Inc.                                        8,100          483,408
            CenterPoint Energy, Inc.                                 3,900           57,993
            ChevronTexaco Corp.                                     27,532        1,782,146
            ConocoPhillips                                          17,974        1,256,562
            Exxon Mobil Corp.                                       84,000        5,337,360
            FMC Technologies, Inc. + (a)                            35,600        1,499,116
            Marathon Oil Corp.                                       7,500          516,975
            Occidental Petroleum Corp.                               8,000          683,440
            Reliant Energy Inc. +                                    1,104           17,046
            Schlumberger Ltd.                                       11,000          928,180
            Western Gas Resources, Inc. (a)                         23,800        1,219,274
                                                                              -------------
                                                                                 14,346,425
                                                                              -------------


                                      -3-

     FINANCIALS - 18.54%
            Aetna Inc.                                               6,000          516,840
            Affiliated Managers Group, Inc. +                        3,300          238,986
            AFLAC Inc.                                               7,000          317,100
            Allstate Corp. (The)                                     9,300          514,197
            American Express Company                                15,600          896,064
            American International Group, Inc.                      37,531        2,325,421
            AONCorporation                                           4,900          157,192
            Bank of America Corp.                                   55,616        2,341,434
            Bank of New York Co., Inc. (The)                         8,400          247,044
            Charles Schwab Corporation (The)                        12,000          173,160
            Citigroup Inc.                                          74,300        3,382,136
            Fannie Mae                                              13,000          582,660
            Fifth Third Bancorp                                      9,000          330,570
            First Marblehead Corp. (The) (a)                        18,700          474,980
            Franklin Resources, Inc. (a)                             3,700          310,652
            Freddie Mac                                             14,500          818,670
            Goldman Sachs Group, Inc. (The)                          7,300          887,534
            Hartford Financial Services Group, Inc. (The)            6,000          463,020
            JPMorgan Chase & Co.                                    48,332        1,639,905
            Lehman Brothers Holding Inc.                             3,600          419,328
            Manulife Financial Corp. (a)                             2,963          157,987
            Marsh & McLennan Companies, Inc.                        10,100          306,939
            MBNA Corp. (a)                                          20,600          507,584
            Merrill Lynch & Co., Inc.                               10,700          656,445
            MetLife, Inc.                                           10,200          508,266
            Morgan Stanley                                          15,500          836,070
            National City Corp. (a)                                  9,700          324,368
            Northern Trust Corp. (a)                                 3,500          176,925
            Piper Jaffray Companies, Inc. +                            104            3,105
            PNC Financial Services Group, Inc.                       4,100          237,882
            Prudential Financial, Inc.                               8,200          553,992
            St. Paul Travelers Companies, Inc. (The)                 9,476          425,188
            State Street Corp.                                       3,500          171,220
            SunTrust Banks, Inc.                                     7,600          527,820
            U.S. Bancorp (a)                                        28,401          797,500
            UnumProvident Corp.                                      8,100          166,050
            Wachovia Corp.                                          22,600        1,075,534
            Washington Mutual, Inc.                                 15,550          609,871
            Wells Fargo & Co.                                       24,200        1,417,394
                                                                              -------------
                                                                                 26,497,033
                                                                              -------------

     HEALTHCARE - 11.56%
            Abbott Laboratories                                     21,000          890,400
            Amgen Inc. + (a)                                        18,900        1,505,763
            Becton, Dickinson & Co. (a)                              3,900          204,477
            Biogen Idec Inc. +                                       3,000          118,440
            Boston Scientific Corp. +                               12,300          287,451
            Bristol-Myers Squibb Co.                                30,500          733,830
            Cardinal Health, Inc. (a)                                5,450          345,748
            Caremark Rx, Inc. +                                      6,500          324,545
            Cooper Companies, Inc. (The)                             7,200          551,592
            Edwards Lifesciences Corp. +                            15,500          688,355
            Eli Lilly & Co.                                         14,500          776,040
            Guidant Corp.                                            6,400          440,896



                                      -4-

            HCA, Inc.                                                3,500          167,720
            Hospira, Inc. +                                            700           28,679
            Johnson & Johnson                                       40,900        2,588,152
            McKesson Corp.                                           2,300          109,135
            Medco Health Solutions, Inc. +                           1,687           92,498
            Medtronic, Inc. (a)                                     14,500          777,490
            Merck & Co. Inc.                                        30,500          829,905
            Pfizer Inc. (a)                                         99,660        2,488,510
            Schering-Plough Corp. (a)                               17,000          357,850
            Tenet Healthcare Corp. +                                 2,250           25,268
            United Health Group Inc.                                23,000        1,292,600
            Wyeth                                                   19,200          888,384
                                                                              -------------
                                                                                 16,513,728
                                                                              -------------

     INDUSTRIALS - 10.56%
            3M Co.                                                  10,400          762,944
            Automatic Data Processing, Inc.                          4,900          210,896
            Boeing Company (The)                                    11,700          795,015
            Caterpillar Inc.                                        11,800          693,250
            CSX Corp.                                                1,000           46,480
            Emerson Electric Co.                                     8,500          610,300
            FedEx Corp. (a)                                          4,500          392,085
            General Dynamics Corp. (a)                               3,100          370,605
            General Electric Co.                                   141,700        4,771,039
            Heartland Express, Inc.                                 10,435          212,248
            Honeywell International Inc.                            12,500          468,750
            Illinois Tool Works Inc.                                 2,400          197,592
            IMS Health Inc.                                          1,400           35,238
            Lockheed Martin Corp.                                    4,000          244,160
            Masco Corp. (a)                                          4,200          128,856
            Northrop Grumman Corp.                                   5,000          271,750
            Paychex, Inc. (a)                                        4,200          155,736
            PHH Corp. +                                                700           19,222
            Shuffle Master, Inc. + (a)                              24,300          642,249
            Southwest Airlines Co.                                   6,450           95,782
            Transocean Inc. +                                        2,500          153,275
            Tyco International Ltd.                                 33,397          930,106
            Union Pacific Corp.                                      2,000          143,400
            United Parcel Service, Inc., Class B                    16,300        1,126,819
            United Technologies Corp.                               14,400          746,496
            Waste Management, Inc.                                   8,200          234,602
            Yellow Roadway Corp. + (a)                              15,191          629,211
                                                                              -------------
                                                                                 15,088,106
                                                                              -------------

     INFORMATION TECHNOLOGY - 14.65%
            Adobe Systems Inc. +                                     2,200           65,670
            Altera Corp. +                                           3,400           64,974
            Analog Devices, Inc. (a)                                 2,700          100,278
            Apple Computer, Inc. +                                   3,000          160,830
            Applied Materials, Inc.                                 23,800          403,648
            Cisco Systems, Inc. +                                   96,400        1,728,452
            Corning Inc. +                                          17,000          328,610



                                      -5-

            Dell Inc. +                                             29,700        1,015,740
            eBay, Inc. +                                            19,000          782,800
            Electronic Arts Inc. +                                   2,000          113,780
            Electronic Data Systems Corp.                           10,000          224,400
            EMC Corp. + (a)                                        212,648        2,751,665
            Fairchild Semiconductor International, Inc. +           60,300          896,058
            First Data Corporation (a)                               7,324          292,960
            Freescale Semiconductor Inc., Class B +                  1,512           35,653
            Hewlett-Packard Co.                                     27,900          814,680
            Intel Corp. (a)                                         82,500        2,033,625
            International Business Machines Corp.                   21,000        1,684,620
            Linear Technology Corp.                                  2,500           93,975
            Lucent Technologies Inc. + (a)                          10,700           34,775
            Maxim Integrated Products, Inc.                          2,300           98,095
            Micron Technology, Inc. + (a)                            2,500           33,250
            Microsoft Corp. (a)                                    142,100        3,656,233
            Motorola, Inc.                                          34,700          766,523
            Oracle Corp. +                                          46,100          571,179
            QUALCOMM Inc.                                           17,000          760,750
            Sanmina-SCI Corp. + (a)                                  5,500           23,595
            Siebel Systems, Inc.                                     2,500           25,825
            Solectron Corp. + (a)                                    3,000           11,730
            Sun Microsystems, Inc. +                                 7,500           29,400
            Symantec Corp. +                                        10,000          226,600
            Texas Instruments Inc.                                  23,900          810,210
            Yahoo! Inc. +                                            8,800          297,792
                                                                              -------------
                                                                                 20,938,375
                                                                              -------------

     MATERIALS - 4.30%
            Air Products & Chemicals, Inc.                           1,000           55,140
            Alcoa Inc.                                              14,200          346,764
            Dow Chemical Co. (The)                                  15,400          641,718
            E.I. du Pont de Nemours & Co. (a)                       14,800          579,716
            Georgia-Pacific Corporation                              2,000           68,120
            International Paper Co.                                  4,500          134,100
            Joy Global Inc.                                         11,900          600,474
            Neenah Paper, Inc.                                         209            6,124
            Packaging Corporation of America                        34,700          673,527
            Peabody Energy Corp.                                    27,400        2,311,190
            Praxair, Inc. (a)                                        3,000          143,790
            Rohm & Haas Co. (a)                                      1,000           41,130
            Steel Dynamics, Inc.                                    13,900          472,044
            Weyerhaeuser Co.                                         1,000           68,750
                                                                              -------------
                                                                                  6,142,587
                                                                              -------------

     RETAIL - 0.21%
            Simon Property Group, Inc.                               4,000          296,480
                                                                              -------------

     TELECOMMUNICATION SERVICES - 2.91%
            ALLTEL Corporation                                       4,000          260,440
            AT&T Corp.                                               9,320          184,536
            BellSouth Corporation (a)                               23,000          604,900
            SBC Communications Inc.                                 41,100          985,167
            Sprint Corp.                                            38,446          914,246
            Verizon Communications Inc.                             37,100        1,212,799
                                                                              -------------
                                                                                  4,162,088
                                                                              -------------


                                      -6-

     UTILITIES - 2.78%
            American Electric Power Co., Inc.                        2,700          107,190
            Dominion Resources, Inc. (a)                             7,100          611,594
            Duke Energy Corp. (a)                                   13,300          387,961
            Edison International (a)                                 4,000          189,120
            Exelon Corp.                                            11,000          587,840
            FirstEnergy Corp.                                        5,000          260,600
            FPL Group, Inc.                                          7,000          333,200
            Progress Energy, Inc.                                    3,500          156,625
            Public Service Enterprises Group Inc.                    1,000           64,360
            Scottish Power plc, ADR                                  4,000          160,960
            Southern Co. (The) (a)                                  11,900          425,544
            TXU Corp.                                                4,700          530,536
            Xcel Energy, Inc.                                        8,200          160,802
                                                                              -------------
                                                                                  3,976,332
                                                                              -------------

TOTAL EQUITY SECURITIES
    (cost - $124,989,030)                                                       142,104,531
                                                                              =============

                                                                 PRINCIPAL
                                                               AMOUNT (000'S)
                                                             -----------------
SHORT-TERM INVESTMENTS - 4.35%
    REPURCHASE AGREEMENTS - 4.35%
        Bear, Stearns & Co. Inc.
        (Agreement dated 09/30/05 to be repurchased
         at $4,513,157), 3.875%*, 10/03/05, collateralized
         by $4,644,354 in U.S. Treasury STRIPS**             $       4,512        4,511,700

       Bear, Stearns & Co. Inc.
        (Agreement dated 09/30/05 to be repurchased
         at $896,151), 1.9375%*, 10/03/05, collateralized
         by $924,020 in U.S. Treasury STRIPS**                         896          896,006

       Bear, Stearns & Co. Inc.
        (Agreement dated 09/30/05 to be repurchased
         at $810,485), 3.25%, 10/03/05, collateralized
         by $834,286 in U.S. Treasury STRIPS                           810          810,265
                                                                              -------------

TOTAL SHORT-TERM INVESTMENTS
   (cost - $6,217,971)                                                            6,217,971
                                                                              -------------

TOTAL INVESTMENTS - 103.80%
   (cost - $131,207,001)                                                        148,322,502
                                                                              -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.80)%                                  (5,425,693)
                                                                              -------------

NET ASSETS - 100.00%                                                          $ 142,896,809
                                                                              =============



                                      -7-


------------
     (a)  Security or portion thereof is out on loan.
     +    Non-income producing security.
     * Stated interest rate, before rebate earned by borrower of securities on loan.
     ** Represents investment purchased with cash collateral received for securities on loan.
     ADR  American Depositary Receipts.



     Federal Income Tax Cost - At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $131,207,001, $24,738,010, $(7,622,509) and $17,115,501,
     respectively.

     Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR.

     Other information regarding the Fund is available in the Fund's most recent annual report. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call
     (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2:             CONTROLS AND PROCEDURES

         (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3:           EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.


--------------------------------------------------------------------------------

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         Cornerstone Strategic Value Fund, Inc.

          /s/ Ralph W. Bradshaw
         --------------------------------
         Name:    Ralph W. Bradshaw
         Title:   Principal Executive Officer
         Date:    November 29, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ Ralph W. Bradshaw
         --------------------------------
         Name:    Ralph W. Bradshaw
         Title:   Principal Executive Officer
         Date:    November 29, 2005

         /s/ Jodi B. Levine
         --------------------------------
         Name:    Jodi B. Levine
         Title:   Principal Financial Officer (Treasurer)
         Date:    November 29, 2005







--------------------------------------------------------------------------------